SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-10573

             AllianceBernstein National Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                               901 K Street, N.W.
                             Washington, D.C. 20001

                      Date of fiscal year end:  October 31

             Date of reporting period: July 1, 2011 - June 30, 2012

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-10573
Reporting Period: 07/01/2011 - 06/30/2012
AllianceBernstein National Municipal Income Fund, Inc.









================ Alliance National Municipal Income Fund, Inc. =================

The registrant did not receive any proxy solicitations relating to its portfolio securities and, therefore, did not vote any proxies during the reporting period. ========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AllianceBernstein National Municipal
                                          Income Fund, Inc.



                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 30, 2012


*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY

            KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-2 and any other filings of:

-AllianceBernstein Global High Income Fund, Inc.

-AllianceBernstein Income Fund, Inc.

-AllianceBernstein National Municipal Income Fund. Inc.

-Alliance California Municipal Income Fund, Inc.

-Alliance New York Municipal Income Fund, Inc.

-The Ibero-America Fund, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                                        /s/ Robert M. Keith
                                                        ------------------------
                                                            Robert M. Keith


Dated: August 14, 2012